Financial liabilities - Conditions and statement of liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial liabilities
Nominal amount	€ 23,591	€ 24,098
Carrying amount	23,591	24,098
Bank overdrafts	992	910
Secured bank loans
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 1,500	€ 1,500
Secured Bank Loans With Maturity Period 2017 To 22
Financial liabilities
Nominal interest rate (as a percent)	2.95%	2.95%
Nominal amount	€ 767	€ 968
Carrying amount	€ 767	€ 968
Other bank loans
Financial liabilities
Nominal interest rate (as a percent)	1.00%	1.00%
Nominal amount		€ 387
Carrying amount		€ 387
Bank overdrafts, one
Financial liabilities
Nominal interest rate (as a percent)	4.75%	4.75%
Nominal amount	€ 496	€ 498
Carrying amount	€ 496	€ 498
Bank overdrafts, two
Financial liabilities
Nominal interest rate (as a percent)	3.75%	3.75%
Nominal amount	€ 2,324	€ 628
Carrying amount	€ 2,324	€ 628
Bank overdrafts, three
Financial liabilities
Nominal interest rate (as a percent)	4.50%	4.50%
Nominal amount	€ 496	€ 412
Carrying amount	496	412
Lease liabilities
Financial liabilities
Nominal amount	19,508	21,205
Carrying amount	€ 19,508	€ 21,205
Minimum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)	5.40%	5.40%
Nominal interest rate at commencement of leases	2.10%	2.10%
Maximum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)	9.10%	9.10%
Nominal interest rate at commencement of leases	3.50%	3.50%
Overdraft facility
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 1,000	€ 1,000
Short-term deposits, pledged as security	2,500	2,500
Existing Overdraft facility
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	2,500	€ 2,500
Second Overdraft facility
Financial liabilities
Short-term deposits, pledged as security	€ 500